Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On June 30, 2023, the Company entered into sales agreement (the “Agreements”) with Seihinkokusai, a related party of the Company to sells its 100% equity interests in Kaika International and 40% equity interests in Palpito to Seihinkokusai, for cash consideration of ¥5,000,000 ($37,595) and ¥40,000,000 ($300,760), respectively. The transactions contemplated by the Agreements were approved by the Company’s board of directors at a board meeting on June 30, 2023. The sales of Kaika International and Palpito were due to a strategic restructuring of the Company so that it could concentrate its management resources on core businesses and maintaining operational efficiency. The cash consideration was fully received and the transactions were completed on July 1, 2023.

These consolidated financial statements were approved by management and available for issuance on July 31, 2023, and the Company has evaluated subsequent events through this date. The Company did not identify any subsequent events except disclosed above that would have required adjustment or disclosure in the financial statements.